UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

    THE ADVISORS'
    INNER CIRCLE FUND

--------------------------------------------------------------------------------

    COMMERCE CAPITAL TREASURY OBLIGATIONS
    MONEY MARKET FUND
    ANNUAL REPORT
    OCTOBER 31, 2005


    COMMERCE
        CAPITAL
            MARKETS

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................   1

Statement of Net Assets ...................................................   2

Statement of Operations ...................................................   5

Statement of Changes in Net Assets ........................................   6

Financial Highlights ......................................................   7

Notes to Financial Statements .............................................   9

Report of Independent Registered Public Accounting Firm ...................  14

Trustees and Officers of The Advisors' Inner Circle Fund ..................  16

Disclosure of Fund Expenses ...............................................  24

Approval of Investment Advisory Agreement .................................  26

Notice to Shareholders ....................................................  28

Shareholder Voting Results ................................................  29

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
October 31, 2005

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Treasury Obligations Money Market Fund (the Fund) for the period ended October 31, 2005. The twelve months under review saw the Fed continue the tightening disposition that began in June 2004. Members of the Federal Open Market Committee (FOMC) increased the target Fed Funds Rate by 25 basis points at each meeting, to 3.75%, during the period ended October 31, 2005. The economic risk assessment was maintained as "balanced" throughout the same period.

Non-farm payrolls showed mostly moderate gains during the past fiscal year, though there were some exceptions. The devastation wrought by hurricane Katrina at the end of August did have a negative impact on job growth. Accordingly, September payrolls were down 35,000 and the unemployment rate increased to 5.1% from 4.9% at the same time. The hurricane also caused a corresponding spike in the price of crude oil, reaching a high of $69.81 per bbl on August 29. However, the economy continued its pace of moderate growth, post hurricane Katrina. Third quarter GDP was reported at 3.8%. The S&P 500 index returned 8.72% during the twelve months ended October 31, 2005, although the index was up only 1.05% year to date. So far in 2005, both stock and bond prices have been constrained by higher energy costs and continuing Fed rate hikes. In recent FOMC meetings, the Fed did nothing to dispel the notion that short-term rates will continue to rise. And the FOMC members reiterated their intention of keeping inflation contained, leading most market participants to expect the target Fed Funds rate to increase to at least 4.50%.

Treasury yields rose in response to the Fed tightening moves, with the short end of the yield curve rising most dramatically. The three-month Treasury Bill yield increased from 1.92% to 3.88% and the two-year Treasury Note yield rose to 4.37% from 2.58%.

As always, the primary focus of our investment strategy for the Fund is credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. We anticipate that the Fed will continue to increase the target Fed Funds rate into 2006. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Treasury Obligations Money Market Fund.

Sincerely,


/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
Sector Weightings (Unaudited)*:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

52.4%     U.S. Treasury Obligations
47.6%     Repurchase Agreements

*     Percentages are based on total investments.

--------------------------------------------------------------------------------
U.S TREASURY OBLIGATIONS (A)--52.4%
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT          VALUE
                                                  -------------   -------------
U.S. Treasury Bills
3.142%, 11/03/05 ..............................   $  50,000,000   $  49,991,278
3.301%, 11/10/05 ..............................     160,000,000     159,868,112
3.447%, 11/17/05 ..............................      50,000,000      49,923,556
3.496%, 01/19/06 ..............................      30,000,000      29,773,862
3.732%, 02/23/06 ..............................      30,000,000      29,651,825
3.822%, 03/30/06 ..............................      30,000,000      29,534,375
                                                                  -------------
TOTAL TREASURY OBLIGATIONS
  (COST $348,743,008) .........................                     348,743,008
                                                                  -------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 47.7%
--------------------------------------------------------------------------------

ABN-AMRO,
  3.890%, dated 10/31/05, to be
  repurchased on 11/01/05, repurchase price
  $27,973,133 (collateralized by a U.S.
  Treasury Bill, par value $28,769,000, 3.830%,
  01/19/06; total market value $28,529,930) ...      27,970,111      27,970,111
Credit Suisse First Boston,
  3.930%, dated 10/31/05, to be
  repurchased on 11/01/05, repurchase price
  $144,047,366 (collateralized by U.S. Treasury
  Bills, par value $30,860,000 - $76,312,031,
  3.830% - 4.080%, 11/25/05 - 04/27/06;
  total market value $146,915,600) ............     144,031,643     144,031,643
JPMorgan Chase,
  2.500%, dated 10/31/05, to be
  repurchased on 11/01/05, repurchase price
  $5,009,429 (collateralized by a U.S. Treasury
  Bill, par value $5,115,000, 3.820%, 11/10/05;
  total market value $5,110,345) ..............       5,009,081       5,009,081

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT          VALUE
                                                  -------------   -------------
Morgan Stanley,
  3.820%, dated 10/31/05, to be
  repurchased on 11/01/05, repurchase price
  $7,289,030 (collateralized by a U.S.
  Treasury Bill, par value $7,585,000, 4.080%,
  04/27/06; total market value $7,434,059) ....   $   7,288,257   $   7,288,257
UBS Paine Webber,
  3.890%, dated 10/31/05, to be
  repurchased on 11/01/05, repurchase price
  $133,086,449 (collateralized by various U.S.
  Treasury Bills, ranging in par value
  $7,000 - $45,750,000, 3.720% - 4.080%,
  11/03/05 - 04/27/06; total market value
  $135,733,846) ...............................     133,072,070     133,072,070
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (COST $317,371,162) .........................                     317,371,162
                                                                  -------------
TOTAL INVESTMENTS -- 100.1%
  (COST $666,114,170) .........................                     666,114,170
                                                                  -------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------

Investment Securities Purchased Payable........                      (1,491,485)
Income Distribution Payable....................                        (409,460)
Distribution Fee Payable.......................                        (203,276)
Advisory Fees Payable..........................                        (161,100)
Administrative Fees Payable....................                         (36,466)
Trustees' Fees Payable.........................                          (1,978)
Accrued Income Receivable......................                       1,525,736
Other Assets and Liabilities, Net..............                         (12,459)
                                                                  -------------
TOTAL OTHER ASSETS AND LIABILITIES  ...........                        (790,488)
                                                                  -------------
NET ASSETS -- 100.0%  .........................                   $ 665,323,682
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                  -------------

Portfolio Shares (unlimited authorization -- no par value).....   $ 665,324,652
Accumulated net realized loss on investments ..................            (970)
                                                                  -------------
NET ASSETS ....................................................   $ 665,323,682
                                                                  =============
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Class
    Shares ($151,960,743 / 151,963,086 shares) ................   $        1.00
                                                                  =============
Net Asset Value, Offering and Redemption
    Price Per Share -- Service Class Shares
    ($513,362,939 / 513,361,566 shares) .......................   $        1.00
                                                                  =============

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      YEAR
                                                                      ENDED
                                                                   OCTOBER 31,
                                                                      2005
                                                                  -------------

INVESTMENT INCOME
Interest Income ...............................................   $  16,662,761
                                                                  -------------
EXPENSES
Distribution Fees (1) .........................................       2,187,584
Investment Advisory Fees ......................................       1,821,203
Administration Fees ...........................................         414,215
Trustees' Fees ................................................           9,617
Professional Fees .............................................          57,351
Transfer Agent Fees ...........................................          55,090
Printing Fees .................................................          33,175
Custodian Fees ................................................          20,708
Registration and Filing Fees ..................................          16,199
Insurance and Other Fees ......................................          30,894
                                                                  -------------
   TOTAL EXPENSES .............................................       4,646,036
                                                                  -------------
Less:
Waiver of Investment Advisory Fees ............................        (244,134)
                                                                  -------------
   NET EXPENSES ...............................................       4,401,902
                                                                  -------------
NET INVESTMENT INCOME .........................................      12,260,859
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...................................................   $  12,260,859
                                                                  =============

(1) DISTRIBUTION FEES ARE INCURRED BY SERVICE CLASS SHARES ONLY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR                YEAR
                                                                       ENDED               ENDED
                                                                    OCTOBER 31,         OCTOBER 31,
                                                                        2005                2004
                                                                  ----------------    ----------------
OPERATIONS:
   Net Investment Income ......................................   $     12,260,859    $      2,437,319
                                                                  ----------------    ----------------
   Net Increase in Net Assets Resulting
      from Operations .........................................         12,260,859           2,437,319
                                                                  ----------------    ----------------
DISTRIBUTIONS:
   Net Investment Income
      Institutional Class Shares ..............................         (3,984,085)            (39,243)
      Administration Class Shares .............................                 --            (327,025)
      Service Class Shares ....................................         (8,276,774)         (2,071,051)
                                                                  ----------------    ----------------
   Total Distributions ........................................        (12,260,859)         (2,437,319)
                                                                  ----------------    ----------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
      Institutional Class Shares ..............................        426,880,654         300,967,721
      Administration Class Shares .............................                 --         189,059,659
      Service Class Shares ....................................      1,025,553,539       1,133,878,837
   In Lieu of Cash Dividends
      Institutional Class Shares ..............................            406,660               9,723
      Administration Class Shares .............................                 --              78,238
      Service Class Shares ....................................          8,278,739           2,064,058
   Redeemed
      Institutional Class Shares ..............................       (423,345,171)       (152,956,501)
      Administration Class Shares .............................               (100)       (189,137,797)
      Service Class Shares ....................................       (958,842,493)     (1,245,227,764)
                                                                  ----------------    ----------------
      Net Institutional Class Share Transactions ..............          3,942,143         148,020,943
      Net Administration Class Share Transactions .............               (100)                100
      Net Service Class Share Transactions ....................         74,989,785        (109,284,869)
                                                                  ----------------    ----------------
      Net Increase in Net Assets from
        Capital Share Transactions ............................         78,931,828          38,736,174
                                                                  ----------------    ----------------
   Total Increase in Net Assets ...............................         78,931,828          38,736,174

NET ASSETS:
   Beginning of Period ........................................        586,391,854         547,655,680
                                                                  ----------------    ----------------
   End of Period ..............................................   $    665,323,682    $    586,391,854
                                                                  ================    ================

   AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                             INSTITUTIONAL
                                                                              CLASS SHARES
                                                                  ------------------------------------
                                                                        YEAR               MAY 26,
                                                                       ENDED              2004* TO
                                                                    OCTOBER 31,         OCTOBER 31,
                                                                      2005(1)               2004
                                                                  ----------------    ----------------
Net Asset Value, Beginning of Period ..........................   $           1.00    $           1.00
                                                                  ----------------    ----------------
Income from Investment Operations:
Net Investment Income .........................................               0.02                0.00**
                                                                  ----------------    ----------------
Total from Investment Operations ..............................               0.02                0.00**
                                                                  ----------------    ----------------
Dividends:
Net Investment Income .........................................              (0.02)               0.00**
                                                                  ----------------    ----------------
Total Dividends ...............................................              (0.02)               0.00**
                                                                  ----------------    ----------------
Net Asset Value, End of Period ................................   $           1.00    $           1.00
                                                                  ================    ================
TOTAL RETURN++ ................................................               2.41%               0.46%+
                                                                  ================    ================

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...............................   $        151,961    $        148,021
Ratio of Expenses to Average Net Assets .......................               0.36%               0.30%+++
Ratio of Net Investment Income to Average
 Net Assets ...................................................               2.35%               1.38%+++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ....................................               0.40%               0.40%+++

   * COMMENCEMENT OF OPERATIONS.

  ** AMOUNT IS LESS THAN $0.01 PER SHARE.

   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
     EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 +++ ANNUALIZED.

 (1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE
     PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                    SERVICE CLASS SHARES
                                                                  ---------------------------------------------------------
                                                                        YEAR                YEAR             JANUARY 10,
                                                                       ENDED               ENDED              2003*, TO
                                                                    OCTOBER 31,         OCTOBER 31,          OCTOBER 31,
                                                                       2005(1)              2004                 2003
                                                                  ----------------    ----------------     ----------------
Net Asset Value, Beginning of Period ..........................   $           1.00    $           1.00     $           1.00
                                                                  ----------------    ----------------     ----------------
Income from Investment Operations:
Net Investment Income .........................................               0.02                0.00**               0.00**
                                                                  ----------------    ----------------     ----------------
Total from Investment Operations ..............................               0.02                0.00**               0.00**
                                                                  ----------------    ----------------     ----------------
Dividends:
Net Investment Income .........................................              (0.02)               0.00**               0.00**
                                                                  ----------------    ----------------     ----------------
Total Dividends ...............................................              (0.02)               0.00**               0.00**
                                                                  ----------------    ----------------     ----------------
Net Asset Value, End of Period ................................   $           1.00    $           1.00     $           1.00
                                                                  ================    ================     ================
TOTAL RETURN++ ................................................               1.90%               0.38%                0.28%+
                                                                  ================    ================     ================

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...............................   $        513,363    $        438,371     $        547,656
Ratio of Expenses to Average Net Assets .......................               0.86%               0.75%                0.73%+++
Ratio of Net Investment Income
   to Average Net Assets ......................................               1.89%               0.35%                0.31%+++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ....................................               0.90%               0.90%                0.92%+++

   * COMMENCEMENT OF OPERATIONS.

  ** AMOUNT IS LESS THAN $0.01 PER SHARE.

   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
     EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 +++ ANNUALIZED.

 (1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The Fund currently offers two classes of shares: Institutional Class Shares and Service Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund's Service Class Shares commenced operations on January 10, 2003. The Fund's Administration Class Shares commenced operations on March 1, 2004 and ceased operations on January 19, 2005. The Fund's Institutional Class Shares were offered beginning May 26, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold during the respective holding period.

      REPURCHASE  AGREEMENTS  --  In  connection  with  transactions   involving
      repurchase agreements, a third party custodian bank takes possession of the underlying secu-

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

      rities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

      EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per Fund plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Service Class Shares. The Fund has adopted a Distribution Plan ("the Plan") relating to the Service Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.50% of the Fund's average daily net assets of the Service Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the Fund's average daily net assets of the Service Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the year ended October 31, 2005.

Forum Shareholder Services LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to May 2, 2005 the Adviser voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.35% and 0.85% of the average daily net assets of the Institutional and Service Class Shares, respectively. Prior to February 3, 2005, the Adviser voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.30% and 0.80% of the average daily net assets of the Institutional and Service Class Shares, respectively. Effective May 2, 2005, the Adviser discontinued the voluntary waiver.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

There were no permanent differences for the period ended October 31, 2005.

The tax character of dividends paid during the last two fiscal periods was as follows:

                               ORDINARY
                                INCOME          TOTAL
                              -----------    -----------
              2005            $12,260,859    $12,260,859
              2004              2,437,319      2,437,319

As of October 31, 2005, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                     $  426,467
Capital Loss Carryforwards                                              (816)
Other Temporary Differences                                         (426,621)
                                                                  ----------
Total Accumulated Losses                                          $     (970)
                                                                  ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2005, the Fund had the following capital loss carryforwards:

                                           TOTAL CAPITAL
                            EXPIRES      LOSS CARRYFORWARD
                             2011            10/31/05
                         -------------   ----------------
                             $816              $816

For the year ended October 31, 2005, the Fund utilized $154 of capital loss carryforwards.

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at October 31, 2005 is as follows:

                               S&P                MOODY'S
                          -------------        ------------
                          AAA     100.0%       AAA    100.0%
                                  -----               -----
                                  100.0%              100.0%
                                  =====               =====

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

8. OTHER:

At October 31, 2005, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the shares listed of the Fund was as follows:

                                         NO. OF              %
                                      SHAREHOLDERS       OWNERSHIP
                                     --------------    -------------
           Institutional Shares             1                93%
           Service Class Shares             1               100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Commerce Capital Treasury Obligations Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Commerce Capital Treasury Obligations Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Commerce Capital Treasury Obligations Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                          TERM OF                                   IN THE ADVISORS'
                        POSITION(S)      OFFICE AND                                 INNER CIRCLE FUND
NAME,ADDRESS,            HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          OTHER DIRECTORSHIPS
   AGE(1)                THE TRUST      TIME SERVED(2)    DURING PAST 5 YEARS          BOARD MEMBER        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER          Chairman      (Since 1991)    Currently performs various         38            Trustee of The
59 yrs. old             of the Board                    services on behalf of SEI                        Advisors'Inner Circle Fund
                        of Trustees                     Investments for which Mr.                        II, Bishop Street Funds,
                                                        Nesher is compensated.                           SEI Asset Allocation
                                                        Executive Vice President                         Trust, SEI Daily Income
                                                        of SEI Investments,                              Trust, SEI Index Funds,
                                                        1986-1994. Director and                          SEI Institutional
                                                        Executive Vice President                         International Trust, SEI
                                                        of the Administrator and                         Institutional Investments
                                                        the Distributor,                                 Trust, SEI Institutional
                                                        1981-1994.                                       Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax
                                                                                                         Exempt Trust,
                                                                                                         SEIOpportunity Master
                                                                                                         Fund, L.P., SEI
                                                                                                         Opportunity Fund, L.P.,
                                                                                                         SEI Absolute Return Master
                                                                                                         Fund, L.P., SEI Absolute
                                                                                                         Return Fund, L.P.,
                                                                                                         SEIGlobal Master Fund,
                                                                                                         PLC, SEI Global Assets
                                                                                                         Fund, PLC, SEIGlobal
                                                                                                         Investments Fund, PLC, SEI
                                                                                                         Investments Global,
                                                                                                         Limited, SEI
                                                                                                         Investments-Global Fund
                                                                                                         Services, Limited, SEI
                                                                                                         Investments (Europe) Ltd.,
                                                                                                         SEI Investments-Unit Trust
                                                                                                         Management (UK) Limited,
                                                                                                         and SEI Global Nominee
                                                                                                         Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN            Trustee     (Since 1992)    Self-employed consultant           38            Director of SEI
1701 Market Street                                      since 2003. Partner,                             Investments Company and
Philadelphia, PA 19103                                  Morgan, Lewis & Bockius                          SEI Investments
65 yrs. old                                             LLP (law firm) from                              Distribution Co., SEI
                                                        1976-2003, counsel to the                        Investments-Global Fund
                                                        Trust, SEI Investments,                          Services, Limited, SEI
                                                        the Administrator and the                        Investments (Europe),
                                                        Distributor. Director of                         Limited, SEI Investments
                                                        SEI Investments since                            (Asia) Limited, SEI Asset
                                                        1974; Secretary of SEI                           Korea Co., Ltd., Trustee
                                                        Investments since 1978.                          of The Advisors'Inner
                                                                                                         Circle Fund II, SEI
                                                                                                         Investments, SEI Asset
                                                                                                         Allocation Trust, SEI
                                                                                                         Daily Income Trust, SEI
                                                                                                         Index Funds, SEI
                                                                                                         Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust and SEI Tax
                                                                                                         Exempt.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
      Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                   page 16-17

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                          TERM OF                                   IN THE ADVISORS'
                        POSITION(S)      OFFICE AND                                 INNER CIRCLE FUND
NAME,ADDRESS,            HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          OTHER DIRECTORSHIPS
   AGE(1)                THE TRUST      TIME SERVED(2)    DURING PAST 5 YEARS         BOARD MEMBER         HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JOHN T. COONEY           Trustee        (Since 1993)    Vice Chairman of                  38             Trustee of The
78 yrs. old                                             Ameritrust Texas N.A.,                           Advisors'Inner Circle
                                                        1989-1992, and MTrust                            Fund II.
                                                        Corp., 1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee        (Since 1993)    Private investor from             38             Trustee of The
76 yrs. old                                             1987 to present. Vice                            Advisors'Inner Circle
                                                        President and Chief                              Fund II.
                                                        Financial Officer,
                                                        Western Company of North
                                                        America (petroleum
                                                        service company),
                                                        1980-1986. President of
                                                        Gene Peters and
                                                        Associates (import
                                                        company), 1978-1980.
                                                        President and Chief
                                                        Executive Officer of Jos.
                                                        Schlitz Brewing Company
                                                        before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee        (Since 1994)    Attorney, Solo                    38             Trustee of The
74 yrs. old                                             Practitioner since 1994.                         Advisors'Inner Circle
                                                        Partner, Dechert (law                            Fund II, SEI Asset
                                                        firm), September                                 Allocation Trust, SEI
                                                        1987-December 1993.                              Daily Income Trust, SEI
                                                                                                         Index Funds, SEI
                                                                                                         Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax
                                                                                                         Exempt Trust and U.S.
                                                                                                         Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee        (Since 1999)    Chief Executive Officer,          38             Trustee, State Street
63 yrs. old                                             Newfound Consultants,                            Navigator Securities
                                                        Inc. since April 1997.                           Lending Trust, since
                                                        General Partner, Teton                           1995. Trustee of The
                                                        Partners, L.P., June                             Fulcrum Trust. Trustee of
                                                        1991-December 1996; Chief                        The Advisors'Inner Circle
                                                        Financial Officer, Nobel                         Fund II, SEI Asset
                                                        Partners, L.P., March                            Allocation Trust, SEI
                                                        1991-December 1996;                              Daily Income Trust, SEI
                                                        Treasurer and Clerk, Peak                        Index Funds, SEI
                                                        Asset Management, Inc.,                          Institutional
                                                        since 1991.                                      International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax
                                                                                                         Exempt Trust, SEI
                                                                                                         Opportunity Master Fund,
                                                                                                         L.P., SEI Absolute Return
                                                                                                         Fund, L.P. and SEI
                                                                                                         Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
      Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                  Page 18 & 19

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                          TERM OF                                   IN THE ADVISORS'
                          POSITION(S)   OFFICE AND                                  INNER CIRCLE FUND        OTHER DIRECTORSHIPS
NAME, ADDRESS,            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY              HELD BY BOARD
    AGE(1)                THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS         BOARD MEMBER            MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (continued)
BETTY L. KRIKORIAN         Trustee      (Since 2005)    Self-Employed Legal and           38             Trustee of The
62 yrs. old                                             Financial Services                               Advisors'Inner Circle
                                                        Consultant since 2003.                           Fund II.
                                                        In-house Counsel, State
                                                        Street Bank Global
                                                        Securities and Cash
                                                        Operations from 1995 to
                                                        2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM         Trustee      (Since 2005)    Self-Employed Business            38             Director, Crown Pacific,
71 yrs. old                                             Consultant, Business                             Inc. and Trustee of The
                                                        Project Inc. since 1997.                         Advisors'Inner Circle
                                                        CEO and President, United                        Fund II.
                                                        Grocers Inc. from 1997 to
                                                        2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON        Trustee      (Since 2005)    Retired.                          38             Director, Federal
63 yrs. old                                                                                              Agricultural Mortgage
                                                                                                         Corporation. Trustee of
                                                                                                         The Advisors'Inner Circle
                                                                                                         Fund II.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES F. VOLK, CPA        President     (Since 2003)    Senior Operations                 N/A                        N/A
43 yrs. old                                             Officer, SEI Investments,
                                                        Fund Accounting and
                                                        Administration since
                                                        1996; Assistant Chief
                                                        Accountant for the U.S.
                                                        Securities and Exchange
                                                        Commission from
                                                        1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON            Controller    (Since 2005)    Director, SEI                     N/A                        N/A
45 yrs. old               and Chief                     Investments, Fund
                          Financial                     Accounting since July
                           Officer                      2005. Manager, SEI
                                                        Investments AVP from
                                                        April 1995 to February
                                                        1998 and November 1998 to
                                                        July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI          Chief       (Since 2004)    Vice President and                N/A                        N/A
37 yrs. old               Compliance                    Assistant Secretary of
                           Officer                      SEI Investments and Vice
                                                        President and Assistant
                                                        Secretary of SEI
                                                        Investments Global Funds
                                                        Services from 2000-2004;
                                                        Vice President, Merrill
                                                        Lynch & Co. Asset
                                                        Management Group from
                                                        1998- 2000; Associate at
                                                        Pepper Hamilton LLP from
                                                        1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive,
      Oaks, Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                  Page 20 & 21

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                           TERM OF                                  IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                 INNER CIRCLE FUND
   NAME, ADDRESS,         HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY           OTHER DIRECTORSHIPS
        AGE(1)            THE TRUST      TIME SERVED       DURING PAST 5 YEARS           OFFICER              HELD BY OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)
JAMES NDIAYE            Vice President   (Since 2004)   Employed by SEI                   N/A                        N/A
37 yrs. old             and Secretary                   Investments Company since
                                                        2004. Vice President,
                                                        Deutsche Asset Management
                                                        from 2003-2004.
                                                        Associate, Morgan, Lewis
                                                        & Bockius LLP from
                                                        2000-2003. Counsel,
                                                        Assistant Vice President,
                                                        ING Variable Annuities
                                                        Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO        Vice President   (Since 2000)   General Counsel, Vice             N/A                        N/A
37 yrs. old             and Assistant                   President and Secretary
                          Secretary                     of SEI Investments Global
                                                        Funds Services since
                                                        1999; Associate, Dechert
                                                        (law firm) from
                                                        1997-1999; Associate,
                                                        Richter, Miller & Finn
                                                        (law firm) from
                                                        1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON     Vice President   (Since 2004)   Employed by SEI                   N/A                        N/A
41 yrs. old             and Assistant                   Investments Company since
                          Secretary                     2004. General Counsel,
                                                        CITCO Mutual Fund
                                                        Services from 2003-2004.
                                                        Vice President and
                                                        Associate Counsel,
                                                        Oppenheimer Funds from
                                                        2001-2003 and Vice
                                                        President and Assistant
                                                        Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH             AML Officer     (Since 2005)   Assistant Vice President          N/A                        N/A
28 yrs. old                                             and AML Compliance
                                                        Officer of SEI
                                                        Investments since January
                                                        2005. Compliance Analyst
                                                        at TD Waterhouse from
                                                        January 2004 to November
                                                        2004. Senior Compliance
                                                        Analyst at UBS Financial
                                                        Services from October
                                                        2002 to January 2004.
                                                        Knowledge Management
                                                        Analyst at
                                                        PricewaterhouseCoopers
                                                        Consulting from September
                                                        2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

(1)   The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                   Page 22-23

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                               BEGINNING      ENDING                   EXPENSES
                                ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                 VALUE         VALUE       EXPENSE      DURING
                                4/30/05      10/31/05       RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
 Institutional Class Shares   $ 1,000.00    $ 1,014.50       0.41%      $ 2.06
 Service Class Shares           1,000.00      1,011.90       0.91         4.59

HYPOTHETICAL 5% RETURN
 Institutional Class Shares   $ 1,000.00    $ 1,023.16       0.41%      $ 2.07
 Service Class Shares           1,000.00      1,020.64       0.91         4.61

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on August 9, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, William Carrozza and Diane Allard, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Mr. Carrozza began with an overview of the growth of Commerce Bank and its business. Ms. Allard then discussed the Funds, noting that the Federal Reserve Open Market Committee was meeting on the same day and that the markets had discounted further increases in short-term interest rates. She explained that the Adviser had, therefore, been keeping the Funds highly liquid by using a large number of overnight repurchase agreements. Ms. Allard provided information about the average maturities of the respective Funds and commented on the evaluation of spreads in money market transactions. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and concluded that the Adviser was providing adequate services to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund was competitive with its peer group. In addition, the Board reviewed each Fund's investment objective, structure, holdings, credit quality and average weighted maturity and believed them to be consistent with each Fund's investment mandate, respectively.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund was consistent with industry standards. The Board considered the Adviser's explanation of the proposed fee, noting the relatively small size of the Funds, the competitive performance of the Funds and that the overall expense ratio was more competitive, respectively. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                      COMMERCE CAPITAL TREASURY OBLIGATIONS
                                MONEY MARKET FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2005:

           LONG TERM            ORDINARY
         CAPITAL GAIN            INCOME                TOTAL
         DISTRIBUTIONS        DISTRIBUTIONS        DISTRIBUTIONS
         -------------        -------------        -------------
             0.00%               100.00%              100.00%

                               QUALIFYING              U.S.
          QUALIFYING            DIVIDEND            GOVERNMENT
         DIVIDENDS (1)         INCOME (2)          INTEREST (3)
         -------------        -------------        -------------
             0.00%                0.00%               33.54%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2)   THE  PERCENTAGE  IN THIS  COLUMN  REPRESENTS  THE  AMOUNT  OF  "QUALIFYING
      DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX.)

      HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- COMMERCE CAPITAL TREASURY OBLIGATIONS MONEY MARKET FUND WHO ARE RESIDENTS OF
      CALIFORNIA, CONNECTICUT, AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

      THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2005 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                             NUMBER OF        % OF SHARES      % OF SHARES
                              SHARES          OUTSTANDING        PRESENT
                         -----------------    -----------      -----------
ROBERT A. NESHER
Affirmative .......      1,968,778,879.060         83.336%          99.953%
Withheld ..........            928,748,332          0.039%           0.047%
Total .............      1,969,707,627.392         83.375%             100%

WILLIAM M. DORAN
Affirmative .......      1,968,769,215.571         83.335%          99.952%
Withheld ..........            938,411.821          0.040%           0.048%
Total .............      1,969,707,627.392         83.375%             100%

JOHN T. COONEY
Affirmative .......      1,968,445,827.062         83.322%          99.936%
Withheld ..........          1,261,800.330          0.053%           0.064%
Total .............      1,969,707,627.392         83.375%             100%

ROBERT A. PATTERSON
Affirmative .......      1,968,404,985.954         83.320%          99.934%
Withheld ..........          1,302,641.438          0.055%           0.066%
Total .............      1,969,707,627.392         83.375%             100%

EUGENE B. PETERS
Affirmative .......      1,968,506,856.025         83.324%          99.939%
Withheld ..........          1,200,771.367          0.051%           0.061%
Total .............      1,969,707,627.392         83.375%             100%

JAMES M. STOREY
Affirmative .......      1,968,556,832.006         83.326%          99.942%
Withheld ..........          1,150,795.386          0.049%           0.058%
Total .............      1,969,707,627.392         83.375%             100%

GEORGE J. SULLIVAN
Affirmative .......      1,968,795,230.525         83.337%          99.954%
Withheld ..........            912,396.867          0.038%           0.046%
Total .............      1,969,707,627.392         83.375%             100%

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                             NUMBER OF        % OF SHARES      % OF SHARES
                              SHARES          OUTSTANDING        PRESENT
                         -----------------    -----------      -----------

BETTY L. KRIKORIAN
Affirmative .......      1,968,754,119.096         83.335%          99.952%
Withheld ..........            953,508.296          0.040%           0.048%
Total .............      1,969,707,627.392         83.375%             100%

CHARLES E. CARLBOM
Affirmative .......      1,968,689,813.190         83.332%          99.948%
Withheld ..........          1,017,814.202          0.043%           0.052%
Total .............      1,969,707,627.392         83.375%             100%

MITCHELL A. JOHNSON
Affirmative .......      1,968,801,283.525         83.337%          99.954%
Withheld ..........            906,343.867          0.038%           0.046%
Total .............      1,969,707,627.392         83.375%             100%

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                              One Commerce Square
                         2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Fund described.



CCF-A-003-05

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.